Share-based compensation (Tables)	9 Months Ended
Sep. 30, 2026
Share-Based Payment Arrangements [Abstract]
Schedule of Expense Associated With Each Component
Share-based compensation expense associated with each component is as follows for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Stock options	422	795	1,413	1,748
DSUs	235	288	810	771
RSUs	1,546	821	3,518	1,864
PSUs	138	—	312	—
ESPP	17	21	45	64
	2,358	1,925	6,098	4,447

The following table presents share-based compensation expense by function for the three and nine months ended September 30:

	Three months ended September 30,		Nine months ended September 30,
	2026	2025	2026	2025
	$	$	$	$
Cost of revenue	158	130	402	294
General and administrative	1,239	1,255	3,185	2,850
Sales and marketing	653	203	1,650	357
Research and development	308	337	861	946
	2,358	1,925	6,098	4,447

Schedule of Changes in Stock Options
The changes in the number of stock options during the nine months ended September 30, 2026 and 2025 were as follows:

	2026		2025
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
	#	C$	#	C$
Options outstanding – January 1	1,019,930	33.78	827,642	34.11
Options granted	—	—	377,412	43.30
Options forfeited	(58,436)	49.01	(116,306)	54.29
Options exercised	(253,537)	2.58	(15,339)	27.83
Options expired	(26,122)	55.75	(26,700)	57.28

Options outstanding – September 30	681,835	43.23	1,046,709	34.68
Options exercisable – September 30	422,584	42.35	542,483	23.02

Schedule of Number and Weighted Average Remaining Contractual Life of Stock Options Outstanding and Exercisable
There were no options granted during the nine months ended September 30, 2026; the weighted average fair value of share options granted during the nine months ended September 30, 2025 was estimated at the date of grant using the Black-Scholes option pricing model using the following inputs:

	2026	2025
	C$	C$
Weighted average stock price valuation	$—	$43.30
Weighted average exercise price	$—	$43.30
Risk-free interest rate	—%	2.73%
Expected life in years	nil	4.5
Expected dividend yield	—%	—%
Volatility	—%	52%
Weighted average fair value of options issued	$—	$19.64
The following table is a summary of the Company’s stock options outstanding as at September 30, 2026:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	5,000	0.23	0.0001 - 1.09	5,000
8.86 - 11.06	18,500	4.47	8.86 - 11.06	18,500
15.79 - 16.00	61,241	2.74	15.79 - 16.00	61,241
26.43 - 60.00	555,009	3.28	26.43 - 60.00	309,936
60.01 - 95.12	42,085	2.82	60.01 - 95.12	27,907
	681,835	3.21		422,584

The following table is a summary of the Company’s stock options outstanding as at September 30, 2025:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	0.98	0.0001 - 1.09	234,120
8.86 - 11.06	18,500	5.47	8.86 - 11.06	18,500
15.79 - 16.00	87,401	3.95	15.79 - 16.00	87,401
26.43 - 60.00	644,276	4.30	26.43 - 60.00	175,684
60.01 - 95.12	62,412	3.42	60.01 - 95.12	26,778
	1,046,709	3.50		542,483

Schedule of Stock Options Outstanding and Exercisable by Range of Exercise Prices
The following table is a summary of the Company’s stock options outstanding as at September 30, 2026:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	5,000	0.23	0.0001 - 1.09	5,000
8.86 - 11.06	18,500	4.47	8.86 - 11.06	18,500
15.79 - 16.00	61,241	2.74	15.79 - 16.00	61,241
26.43 - 60.00	555,009	3.28	26.43 - 60.00	309,936
60.01 - 95.12	42,085	2.82	60.01 - 95.12	27,907
	681,835	3.21		422,584

The following table is a summary of the Company’s stock options outstanding as at September 30, 2025:

Options outstanding			Options exercisable
Exercise price range	Number outstanding	Weighted average remaining contractual life (years)	Exercise price range	Number exercisable
C$	#	#	C$	#
0.0001 - 1.09	234,120	0.98	0.0001 - 1.09	234,120
8.86 - 11.06	18,500	5.47	8.86 - 11.06	18,500
15.79 - 16.00	87,401	3.95	15.79 - 16.00	87,401
26.43 - 60.00	644,276	4.30	26.43 - 60.00	175,684
60.01 - 95.12	62,412	3.42	60.01 - 95.12	26,778
	1,046,709	3.50		542,483

Schedule of Number of DSUs and RSUs Granted
The following table presents information on the Company’s DSUs for the years presented:

#
DSUs – December 31, 2025	173,592
Granted (at C$24.06 - C$30.43 per unit)	56,891
DSUs - September 30, 2026	230,483
RSUs

The following table presents information on the Company’s RSUs for the years presented:

#
RSUs – December 31, 2025	218,306
Granted (at C$23.50 - C$32.36 per unit)	796,776
Released (at C$37.04 - $77.37 per unit)	(71,391)
Forfeited (at C$24.35 - $77.37 per unit)	(41,339)
RSUs - September 30, 2026	902,352

PSUs

The following table presents information on the Company’s PSUs for the years presented:

#
PSUs – December 31, 2025	—
Granted (at C$25.69 per unit)	59,210
PSUs - September 30, 2026	59,210